Accounts receivable, net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Accounts receivable, net
Accounts receivable	$ 1,374,309	$ 19,523,108
Less: allowance for doubtful accounts	0	(7,732,717)
Accounts receivable, net	$ 1,374,309	$ 11,790,391